Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Abstract]
Unremitted earnings from foreign subsidiaries	$ 119.1	$ 48.4	$ 15.0
Tax recovery	$ (2.8)